Revenue Recognition - Disaggregated Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 285.1	$ 302.3	$ 559.6	$ 594.7
Restaurant sales
Disaggregation of Revenue [Line Items]
Total operating revenues	266.5	276.2	524.3	550.0
Restaurant Group
Disaggregation of Revenue [Line Items]
Total operating revenues	266.5	276.2	524.3	550.0
Restaurant Group | Restaurant sales
Disaggregation of Revenue [Line Items]
Total operating revenues	247.7	258.3	493.0	517.5
Restaurant Group | Bakery sales
Disaggregation of Revenue [Line Items]
Total operating revenues	17.4	16.3	28.4	29.5
Restaurant Group | Franchise and other
Disaggregation of Revenue [Line Items]
Total operating revenues	1.4	1.6	2.9	3.0
T-System | T-System, point-in-time
Disaggregation of Revenue [Line Items]
Total operating revenues	4.9	5.9	9.7	12.6
T-System | T-System, over time
Disaggregation of Revenue [Line Items]
Total operating revenues	8.0	8.9	15.4	17.6
Corporate and Other | Real estate and resort
Disaggregation of Revenue [Line Items]
Total operating revenues	5.7	5.4	10.1	8.3
Corporate and Other | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	0.0	5.9	0.1	6.2
Total Other Operating Revenue
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 18.6	$ 26.1	$ 35.3	$ 44.7